BENEFICIAL CONVERSION FEATURES OF SERIES E PREFERRED SHARES (Details) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Series E Shares Issued	250	1,062.50
Detachable Warrants Issued (March 2011 only)	0	40,000,000
Gross Proceeds Received	$ 250,000	$ 1,062,500
Gross Valuation of Warrants Issued	0	2,951,297
Gross Valuation of Beneficial Conversion	763,619	2,067,416
Proceeds Allocated to Warrants	0	746,919
Proceeds Allocated to Beneficial Conversion Feature	250,000	315,581
Total Allocation of Proceeds	$ 250,000	$ 1,062,500